Finance receivables, net - Finance Receivables Due for Payment (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
2024	€ 1,379.2
2025	60.6
2026	0.0
2027	0.0
2028	0.0
Thereafter	0.0
Finance receivables, gross	€ 1,439.8	€ 1,356.7